UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06336

Franklin Templeton International Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: 10/31

Date of reporting period: 1/31/16

Item 1. Schedule of Investments.

Franklin Templeton International Trust
Statement of Investments, January 31, 2016 (unaudited)

Franklin India Growth Fund	Shares	Value
Common Stocks (Cost $1,505,544) 2.4%
IT Services 2.4%
[a] Cognizant Technology Solutions Corp., A (United States)	40,000	$2,532,400
Management Investment Companies (Cost $78,479,316) 96.8%
Diversified Financial Services 96.8%
[a] FT (Mauritius) Offshore Investments Ltd. (India)	8,349,285	102,190,389
Total Investments (Cost $79,984,860) 99.2%		104,722,789
Other Assets, less Liabilities 0.8%		868,356
Net Assets 100.0%		$105,591,145

a Non-income producing.

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton International Trust

Statement of Investments, January 31, 2016 (unaudited)

Franklin World Perspectives Fund	Industry	Shares	Value
Common Stocks 86.9%
Australia 1.1%
BHP Billiton Ltd.	Metals & Mining	1,987	$21,591
BHP Billiton PLC	Metals & Mining	4,500	43,373
Brambles Ltd.	Commercial Services & Supplies	7,832	61,708
Commonwealth Bank of Australia	Banks	639	35,586
CSL Ltd.	Biotechnology	1,091	80,321
[a] Link Administration Holdings Ltd.	IT Services	6,687	37,018
			279,597
Austria 0.7%
Schoeller Bleckmann Oilfield Equipment	Energy Equipment & Services	3,399	176,759

Belgium 1.4%
Anheuser-Busch InBev NV	Beverages	1,445	181,365
bpost SA	Air Freight & Logistics	7,955	188,313
			369,678
Canada 2.9%
Agrium Inc.	Chemicals	275	24,012
Alimentation Couche-Tard Inc., B	Food & Staples Retailing	700	30,470
Brookfield Asset Management Inc., A	Real Estate Management &
	Development	2,112	63,757
Canadian Energy Services & Technology Corp., A	Energy Equipment & Services	3,950	11,025
Canadian Imperial Bank of Commerce	Banks	875	56,988
Canadian National Railway Co.	Road & Rail	1,075	58,281
Canadian Natural Resources Ltd.	Oil, Gas & Consumable Fuels	1,400	29,971
Canadian Pacific Railway Ltd.	Road & Rail	175	21,036
Enbridge Inc.	Oil, Gas & Consumable Fuels	1,525	52,971
Keyera Corp.	Oil, Gas & Consumable Fuels	925	25,355
MacDonald Dettwiler and Associates Ltd.	Aerospace & Defense	415	25,788
Metro Inc., A	Food & Staples Retailing	1,125	33,255
Onex Corp.	Diversified Financial Services	500	29,884
Peyto Exploration & Development Corp.	Oil, Gas & Consumable Fuels	1,300	27,960
Power Corp. of Canada	Insurance	2,325	49,308
Restaurant Brands International Inc.	Hotels, Restaurants & Leisure	1,075	36,304
Royal Bank of Canada	Banks	1,225	63,440
Thomson Reuters Corp.	Media	525	19,637
The Toronto-Dominion Bank	Banks	1,700	64,498
[a] Tourmaline Oil Corp.	Oil, Gas & Consumable Fuels	1,025	20,436
			744,376
Egypt 0.1%
Eastern Tobacco	Tobacco	481	9,337
Talaat Moustafa Group	Real Estate Management &
	Development	13,970	9,189
			18,526
France 3.2%
Euler Hermes Group	Insurance	1,143	97,828
Eutelsat Communications	Media	6,275	202,352
Neopost SA	Technology Hardware, Storage &
	Peripherals	3,889	92,904
Sanofi	Pharmaceuticals	2,335	193,652
Schneider Electric SE	Electrical Equipment	2,439	129,769
Vinci SA	Construction & Engineering	1,482	100,221
			816,726
Germany 2.0%
BRAAS Monier Building Group SA	Construction Materials	7,391	180,167
SAF Holland SA	Auto Components	10,810	124,669
SHW AG	Auto Components	2,459	59,049

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton International Trust

Statement of Investments, January 31, 2016 (unaudited) (continued)

Takkt AG	Internet & Catalog Retail	8,843	164,210
			528,095
Italy 3.3%
Banca Generali SpA	Capital Markets	5,802	157,524
Cerved Information Solutions SpA	Diversified Financial Services	27,267	224,217
EI Towers SpA	Communications Equipment	2,471	143,358
Prysmian SpA	Electrical Equipment	6,923	141,532
Snam SpA	Gas Utilities	31,020	173,580
			840,211
Japan 6.9%
Coca-Cola West Company Ltd.	Beverages	3,126	68,092
Fuji Heavy Industries Ltd.	Automobiles	2,314	92,820
FUJIFILM Holdings Corp.	Technology Hardware, Storage &
	Peripherals	1,728	65,632
Hitachi Ltd.	Electronic Equipment, Instruments
	& Components	11,547	55,932
Hokuriku Electric Power Co.	Electric Utilities	3,355	46,864
Hoya Corp.	Health Care Equipment & Supplies	1,558	59,200
Idemitsu Kosan Co. Ltd.	Oil, Gas & Consumable Fuels	1,012	14,922
ITOCHU Corp.	Trading Companies & Distributors	7,907	91,277
KDDI Corp.	Wireless Telecommunication
	Services	2,061	51,210
Keio Corp.	Road & Rail	14,480	126,906
Keyence Corp.	Electronic Equipment, Instruments
	& Components	133	61,435
Komatsu Ltd.	Machinery	4,926	72,043
Mitsubishi Estate Co. Ltd.	Real Estate Management &
	Development	4,708	92,072
Mitsubishi UFJ Financial Group Inc.	Banks	17,714	89,170
Nippon Steel Sumitomo Metal Corp.	Metals & Mining	2,557	44,905
Seven & I Holdings Co. Ltd.	Food & Staples Retailing	1,719	75,428
Shin-Etsu Chemical Co. Ltd.	Chemicals	1,051	52,793
SoftBank Group Corp.	Wireless Telecommunication
	Services	982	42,708
Sony Corp.	Household Durables	2,506	52,227
Sumitomo Mitsui Financial Group Inc.	Banks	2,151	70,717
T&D Holdings Inc.	Insurance	5,958	66,810
Taisei Corp.	Construction & Engineering	11,345	69,817
Takeda Pharmaceutical Co. Ltd.	Pharmaceuticals	1,893	90,272
Toyota Motor Corp.	Automobiles	2,725	162,068
USS Co. Ltd.	Specialty Retail	5,053	76,258
			1,791,578
Kuwait 0.1%
Jazeera Airways	Airlines	3,753	9,388
Kuwait Projects Co. Holding KSC	Diversified Financial Services	5,647	9,665
[a] Mezzan Holding Co.	Food Products	2,965	9,369
			28,422
Netherlands 1.3%
[a] NXP Semiconductors NV	Semiconductors & Semiconductor
	Equipment	4,600	343,988

Norway 0.4%
TGS Nopec Geophysical Co. ASA	Energy Equipment & Services	6,469	93,310

Spain 3.1%
Applus Services SA	Professional Services	22,492	182,759
Cia de Distribucion Integral Logista Holdings SA	Air Freight & Logistics	9,053	188,216
Mediaset Espana Comunicacion SA	Media	12,252	118,548
Prosegur CIA de Seguridad SA	Commercial Services & Supplies	35,898	160,624
Tecnicas Reunidas SA	Energy Equipment & Services	4,894	161,769
			811,916
Sweden 0.6%
Byggmax Group AB	Specialty Retail	19,585	162,573

Franklin Templeton International Trust

Statement of Investments, January 31, 2016 (unaudited) (continued)

Switzerland 0.6%
Roche Holding AG	Pharmaceuticals	635	163,569

United Arab Emirates 0.1%
Emirates NBD PJSC	Banks	5,280	10,063
NMC Health PLC	Health Care Providers & Services	860	11,875
[a] Orascom Construction Ltd.	Construction & Engineering	1,430	9,223
			31,161
United Kingdom 7.4%
AstraZeneca PLC	Pharmaceuticals	1,170	74,815
Avon Rubber PLC	Aerospace & Defense	3,500	39,874
Bodycote PLC	Machinery	9,200	71,775
Bovis Homes Group PLC	Household Durables	5,000	66,723
BP PLC	Oil, Gas & Consumable Fuels	13,800	73,958
British American Tobacco PLC	Tobacco	1,410	78,298
Clinigen Group PLC	Life Sciences Tools & Services	5,000	45,313
Clipper Logistics Group Ltd.	Commercial Services & Supplies	13,000	52,794
Compass Group PLC	Hotels, Restaurants & Leisure	3,985	68,311
Dixons Carphone PLC	Specialty Retail	10,900	73,575
Gooch & Housego PLC	Electronic Equipment, Instruments
	& Components	4,250	55,988
IMI PLC	Machinery	4,700	53,880
Imperial Tobacco Group PLC	Tobacco	1,425	76,877
Next PLC	Multiline Retail	618	60,983
Rathbone Brothers PLC	Capital Markets	2,000	64,408
Regus PLC	Commercial Services & Supplies	14,750	62,150
Relx NV	Media	11,403	189,819
Relx PLC	Media	4,000	70,108
Rentokil Initial PLC	Commercial Services & Supplies	29,100	64,977
Restaurant Group PLC	Hotels, Restaurants & Leisure	7,000	53,165
Restore PLC	Commercial Services & Supplies	12,500	53,792
Rio Tinto Ltd.	Metals & Mining	1,095	30,332
The Sage Group PLC	Software	7,680	67,960
Scapa Group PLC	Chemicals	19,000	53,268
Smith & Nephew PLC	Health Care Equipment & Supplies	4,210	69,709
Topps Tiles PLC	Specialty Retail	25,000	48,359
Unite Group PLC	Real Estate Management &
	Development	7,600	69,634
Urban & Civic PLC	Real Estate Management &
	Development	13,500	51,314
Wolseley PLC	Trading Companies & Distributors	1,200	59,215
			1,901,374
United States 51.7%
Advance Auto Parts Inc.	Specialty Retail	1,000	152,050
[a] Affiliated Managers Group Inc.	Capital Markets	900	120,771
[a] Allergan PLC	Pharmaceuticals	700	199,101
[a] Alphabet Inc., C	Internet Software & Services	760	564,642
[a] Amazon.com Inc.	Internet & Catalog Retail	790	463,730
American Tower Corp.	Real Estate Investment Trusts
	(REITs)	1,950	183,963
Apple Inc.	Technology Hardware, Storage &
	Peripherals	3,650	355,291
[a] Biogen Inc.	Biotechnology	650	177,489
Bristol-Myers Squibb Co.	Pharmaceuticals	2,900	180,264
Cabot Oil & Gas Corp., A	Oil, Gas & Consumable Fuels	6,800	141,100
[a] Cavium Inc.	Semiconductors & Semiconductor
	Equipment	3,000	173,310
[a] Celgene Corp.	Biotechnology	4,400	441,408
[a] Celldex Therapeutics Inc.	Biotechnology	2,500	20,750
[a] Cerner Corp.	Health Care Technology	2,350	136,323
[a] Charter Communications Inc., A	Media	850	145,656
[a] Cognizant Technology Solutions Corp., A	IT Services	1,500	94,965
Constellation Brands Inc., A	Beverages	2,400	365,952
[a] CoStar Group Inc.	Internet Software & Services	750	131,527

Franklin Templeton International Trust

Statement of Investments, January 31, 2016 (unaudited) (continued)
CVS Health Corp.	Food & Staples Retailing	1,150	111,078
[a] DexCom Inc.	Health Care Equipment & Supplies	1,000	71,280
Ecolab Inc.	Chemicals	1,800	194,166
[a] Edwards Lifesciences Corp.	Health Care Equipment & Supplies	1,570	122,790
[a] Electronic Arts Inc.	Software	1,380	89,072
[a] Ellie Mae Inc.	Software	850	59,356
[a] Envision Healthcare Holdings Inc.	Health Care Providers & Services	6,500	143,650
[a] EPAM Systems Inc.	IT Services	1,000	74,900
Equinix Inc.	Real Estate Investment Trusts
	(REITs)	600	186,342
[a] Facebook Inc., A	Internet Software & Services	6,400	718,144
[a] FleetCor Technologies Inc.	IT Services	2,030	249,365
Fortune Brands Home & Security Inc.	Building Products	5,700	276,963
Gilead Sciences Inc.	Biotechnology	1,450	120,350
[a] Global Eagle Entertainment Inc.	Media	2,825	28,533
Harris Corp.	Communications Equipment	3,600	313,092
[a] HD Supply Holdings Inc.	Trading Companies & Distributors	9,500	249,565
Honeywell International Inc.	Aerospace & Defense	1,060	109,392
[a] IHS Inc., A	Professional Services	1,500	156,930
[a] Illumina Inc.	Life Sciences Tools & Services	450	71,078
[a] IMAX Corp.	Media	2,210	68,643
Intercontinental Exchange Inc.	Diversified Financial Services	650	171,470
[a] LinkedIn Corp., A	Internet Software & Services	830	164,265
[a] M/A-COM Technology Solutions Holdings Inc.	Semiconductors & Semiconductor
	Equipment	2,550	98,175
MasterCard Inc., A	IT Services	5,500	489,665
McKesson Corp.	Health Care Providers & Services	1,700	273,666
Medtronic PLC	Health Care Equipment & Supplies	1,600	121,472
[a] Mobileye NV	Software	2,030	55,074
[a] Monster Beverage Corp.	Beverages	1,950	263,308
[a] NantKwest Inc.	Pharmaceuticals	500	5,150
[a] Nevro Corp.	Health Care Equipment & Supplies	700	43,253
NIKE Inc., B	Textiles, Apparel & Luxury Goods	5,500	341,055
[a] Palo Alto Networks Inc.	Communications Equipment	2,000	298,980
[a] Paylocity Holding Corp.	Software	4,012	124,853
[a] PRA Group Inc.	Consumer Finance	3,800	113,050
[a] The Priceline Group Inc.	Internet & Catalog Retail	210	223,644
[a] Regeneron Pharmaceuticals Inc.	Biotechnology	250	105,022
[a] Revance Therapeutics Inc.	Pharmaceuticals	2,120	43,948
[a] RigNet Inc.	Energy Equipment & Services	1,400	20,426
Roper Technologies Inc.	Industrial Conglomerates	730	128,239
[a] Salesforce.com Inc.	Software	3,650	248,419
[a] ServiceNow Inc.	Software	5,000	311,050
[a] Signature Bank	Banks	2,400	334,416
[a] Spirit Airlines Inc.	Airlines	1,060	44,308
Starbucks Corp.	Hotels, Restaurants & Leisure	5,000	303,850
[a] Stericycle Inc.	Commercial Services & Supplies	800	96,280
[a] SVB Financial Group	Banks	1,150	116,518
[a] Tesla Motors Inc.	Automobiles	460	87,952
Tractor Supply Co.	Specialty Retail	1,150	101,557
[a] TRI Pointe Group Inc.	Household Durables	24,890	262,341
[a] Tyler Technologies Inc.	Software	1,400	219,884
[a] Under Armour Inc., A	Textiles, Apparel & Luxury Goods	1,200	102,516
Visa Inc., A	IT Services	4,000	297,960
The Walt Disney Co.	Media	2,550	244,341
[a] Zendesk Inc.	Software	3,200	70,432
			13,389,520
Total Common Stocks (Cost $19,695,796)			22,491,379
Participatory Notes 0.1%
Saudi Arabia 0.1%
HSBC Bank PLC,
Banque Saudi Fransi, 1/22/18	Banks	1,282	8,341
[a,b] Fawaz Abdulaziz Alhokair & Co., 144A, 3/20/17	Specialty Retail	410	4,898
Jarir Marketing Co., 1/22/18	Banks	173	6,054

Franklin Templeton International Trust
Statement of Investments, January 31, 2016 (unaudited) (continued)
[b] Samba Financial Group, 144A, 6/29/17	Banks	1,581	8,326
[a] United International Transportation, 2/26/18	Road & Rail	584	5,544
Total Participatory Notes (Cost $47,357)			33,163
Total Investments (Cost $19,743,153) 87.0%			22,524,542
Other Assets, less Liabilities 13.0%			3,359,783
Net Assets 100.0%			$25,884,325

a Non-income producing.
b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
January 31, 2016, the aggregate value of these securities was $13,224, representing 0.05% of net assets.

Franklin Templeton International Trust

Statement of Investments, January 31, 2016 (unaudited)

Templeton Foreign Smaller Companies Fund	Industry	Shares	Value
Common Stocks 94.4%
Austria 1.0%
Wienerberger AG	Building Products	67,270	$1,029,435

Belgium 1.8%
Ontex Group NV	Personal Products	52,170	1,927,083

Brazil 1.6%
Grendene SA	Textiles, Apparel & Luxury Goods	178,100	679,655
M Dias Branco SA	Food Products	35,200	510,641
Tupy SA	Auto Components	112,765	500,827
			1,691,123
Canada 5.8%
Badger Daylighting Inc.	Construction & Engineering	70,800	1,218,494
Dorel Industries Inc., B	Household Durables	58,400	1,148,490
Enerflex Ltd.	Energy Equipment & Services	57,600	528,346
Ensign Energy Services Inc.	Energy Equipment & Services	103,700	490,778
Genworth MI Canada Inc.	Thrifts & Mortgage Finance	20,700	358,028
HudBay Minerals Inc.	Metals & Mining	236,930	466,790
Laurentian Bank of Canada	Banks	17,990	612,551
Mullen Group Ltd.	Energy Equipment & Services	84,900	910,271
Precision Drilling Corp.	Energy Equipment & Services	114,500	389,867
			6,123,615
China 4.7%
China ZhengTong Auto Services Holdings Ltd.	Specialty Retail	1,164,500	426,546
Goldpac Group Ltd.	Technology Hardware, Storage &
	Peripherals	760,400	225,754
[a] Goodbaby International Holdings Ltd.	Leisure Products	787,100	333,830
Greatview Aseptic Packaging Co. Ltd.	Containers & Packaging	1,232,000	514,606
Haier Electronics Group Co. Ltd.	Household Durables	471,000	826,900
Kingdee International Software Group Co. Ltd.	Software	2,652,000	913,460
Minth Group Ltd.	Auto Components	622,000	1,135,168
Yingde Gases Group Co. Ltd.	Chemicals	1,592,000	599,504
			4,975,768
Colombia 0.3%
[a] Gran Tierra Energy Inc.	Oil, Gas & Consumable Fuels	127,200	290,556

Finland 4.0%
Amer Sports OYJ	Leisure Products	77,490	2,113,089
Huhtamaki OYJ	Containers & Packaging	59,590	2,097,548
			4,210,637
Germany 7.0%
Gerresheimer AG	Life Sciences Tools & Services	28,810	2,032,887
Grand City Properties SA	Real Estate Management &
	Development	74,450	1,535,750
Jenoptik AG	Electronic Equipment, Instruments
	& Components	66,880	897,752
Leoni AG	Auto Components	23,440	815,303
Rational AG	Machinery	4,650	2,074,822
			7,356,514
Hong Kong 7.0%
EVA Precision Industrial Holdings Ltd.	Machinery	4,952,000	700,091
Luk Fook Holdings (International) Ltd.	Specialty Retail	401,000	738,021
Samsonite International SA	Textiles, Apparel & Luxury Goods	316,200	812,780
Techtronic Industries Co. Ltd.	Household Durables	538,590	2,042,028
Value Partners Group Ltd.	Capital Markets	1,417,700	1,268,163

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton International Trust

Statement of Investments, January 31, 2016 (unaudited) (continued)

VTech Holdings Ltd.	Communications Equipment	186,600	1,867,031
			7,428,114
India 1.8%
Dewan Housing Finance Corp. Ltd.	Thrifts & Mortgage Finance	179,666	486,502
LIC Housing Finance Ltd.	Thrifts & Mortgage Finance	201,535	1,412,990
			1,899,492
Indonesia 0.8%
[b] Sakari Resources Ltd.	Metals & Mining	1,342,000	890,709

Italy 2.1%
Interpump Group SpA	Machinery	116,203	1,470,446
Marr SpA	Food & Staples Retailing	39,631	757,824
			2,228,270
Japan 17.5%
Aderans Co. Ltd.	Personal Products	60,100	297,372
Asics Corp.	Textiles, Apparel & Luxury Goods	85,500	1,561,544
Capcom Co. Ltd.	Software	23,000	503,849
Descente Ltd.	Textiles, Apparel & Luxury Goods	89,600	1,341,854
Fuji Oil Holdings Inc.	Food Products	46,300	748,082
Keihin Corp.	Auto Components	90,500	1,397,943
Kobayashi Pharmaceutical Co. Ltd.	Personal Products	25,579	2,148,839
Koshidaka Holdings Co. Ltd.	Hotels, Restaurants & Leisure	33,900	613,258
KYB Corp.	Auto Components	197,000	558,161
MEITEC Corp.	Professional Services	58,300	1,940,765
Nachi-Fujikoshi Corp.	Machinery	255,000	960,515
Square Enix Holdings Co. Ltd.	Software	37,800	895,197
Sumitomo Rubber Industries Ltd.	Auto Components	114,800	1,434,763
Tokai Rika Co. Ltd.	Auto Components	30,300	729,593
Tsugami Corp.	Machinery	144,000	520,998
Tsumura & Co.	Pharmaceuticals	77,900	2,094,536
Unipres Corp.	Auto Components	33,400	691,396
			18,438,665
Luxembourg 0.7%
[a] Stabilus SA	Machinery	17,510	755,968

Netherlands 4.6%
Aalberts Industries NV	Machinery	66,017	2,079,884
Arcadis NV	Construction & Engineering	86,774	1,161,035
[a,c] Refresco Gerber NV, Reg S	Beverages	98,130	1,644,147
			4,885,066
Philippines 0.5%
Energy Development Corp.	Independent Power & Renewable
	Electricity Producers	2,088,600	239,923
Vista Land & Lifescapes Inc.	Real Estate Management &
	Development	3,815,300	299,114
			539,037
Singapore 0.3%
Ezion Holdings Ltd.	Energy Equipment & Services	907,160	328,023

South Korea 7.3%
[a] Binggrae Co. Ltd.	Food Products	15,747	930,657
BNK Financial Group Inc.	Banks	117,243	872,449
DGB Financial Group Inc.	Banks	106,728	787,136
[b] Hanon Systems	Auto Components	178,030	1,547,305
[a] Hyundai Mipo Dockyard Co. Ltd.	Machinery	9,649	579,047
KIWOOM Securities Co. Ltd.	Capital Markets	14,909	677,508
Korea Investment Holdings Co. Ltd.	Capital Markets	17,296	664,289
Sindoh Co. Ltd.	Technology Hardware, Storage &
	Peripherals	11,513	473,153

Franklin Templeton International Trust

Statement of Investments, January 31, 2016 (unaudited) (continued)

Youngone Corp.	Textiles, Apparel & Luxury Goods	27,189	1,147,775
			7,679,319
Spain 1.4%
Construcciones y Auxiliar de Ferrocarriles SA	Machinery	2,896	768,537
Tecnicas Reunidas SA	Energy Equipment & Services	20,061	663,107
			1,431,644
Sweden 1.1%
[c] The Thule Group AB, Reg S	Leisure Products	101,050	1,200,818

Switzerland 3.1%
[a] Basilea Pharmaceutica AG	Biotechnology	5,910	433,227
Logitech International SA	Technology Hardware, Storage &
	Peripherals	62,190	985,711
Vontobel Holding AG	Capital Markets	43,540	1,825,323
			3,244,261
Taiwan 3.5%
Casetek Holdings Ltd.	Technology Hardware, Storage &
	Peripherals	112,000	571,821
Chicony Electronics Co. Ltd.	Technology Hardware, Storage &
	Peripherals	513,372	1,053,016
Simplo Technology Co. Ltd.	Electronic Equipment, Instruments
	& Components	336,000	1,003,195
Tripod Technology Corp.	Electronic Equipment, Instruments
	& Components	670,000	1,092,228
			3,720,260
Thailand 1.1%
Tisco Financial Group PCL, fgn.	Banks	994,800	1,176,660

United Kingdom 15.4%
Bellway PLC	Household Durables	17,698	700,577
Bovis Homes Group PLC	Household Durables	38,370	512,035
Debenhams PLC	Multiline Retail	680,750	760,507
Devro PLC	Food Products	237,792	1,013,137
DFS Furniture Ltd.	Household Durables	263,830	1,184,225
Dignity PLC	Diversified Consumer Services	55,555	1,854,792
Foxtons Group PLC	Real Estate Management &
	Development	330,514	794,755
HomeServe PLC	Commercial Services & Supplies	104,677	605,140
Just Retirement Group PLC	Insurance	887,256	1,871,157
Laird PLC	Electronic Equipment, Instruments
	& Components	360,001	1,821,091
[a] LivaNova PLC	Health Care Equipment & Supplies	18,536	1,037,645
Oxford Instruments PLC	Electronic Equipment, Instruments
	& Components	92,239	958,825
SIG PLC	Trading Companies & Distributors	447,382	856,796
UBM PLC	Media	226,802	1,687,008
[a] Vectura Group PLC	Pharmaceuticals	267,270	639,441
			16,297,131
Total Common Stocks (Cost $102,857,177)			99,748,168
Preferred Stocks 1.0%
Brazil 0.4%
Alpargatas SA, pfd.	Textiles, Apparel & Luxury Goods	262,600	478,732

Germany 0.6%
Draegerwerk AG & Co. KGAA, pfd.	Health Care Equipment & Supplies	9,000	598,980

Total Preferred Stocks (Cost $1,875,270)			1,077,712

Franklin Templeton International Trust

Statement of Investments, January 31, 2016 (unaudited) (continued)
Total Investments before Short Term Investments (Cost $104,732,447)		100,825,880
	Principal Amount

Short Term Investments 3.3%
U.S. Government and Agency Securities (Cost $3,499,982) 3.3%
United States 3.3%
[d] FHLB, 2/01/16	$3,500,000	3,500,000
Total Investments (Cost $108,232,429) 98.7%		104,325,880
Other Assets, less Liabilities 1.3%		1,324,119
Net Assets 100.0%		$105,649,999

a Non-income producing.
b Security has been deemed illiquid because it may not be able to be sold within seven days. At January 31, 2016, the aggregate value of these securities was $2,438,014, representing 2.31% of net assets.
c Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2016, the aggregate value of these securities was $2,844,965, representing 2.69% of net assets.
d The security is traded on a discount basis with no stated coupon rate.

ABBREVIATIONS
Selected Portfolio

FHLB	- Federal Home Loan Bank

Franklin Templeton International Trust

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Templeton International Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of three separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

Franklin India Growth Fund operates using a “master fund/feeder fund” structure and primarily invests indirectly in the securities of Indian companies through FT (Mauritius) Offshore Investments Limited (Portfolio), an entity registered with and regulated by the Mauritius Financial Services Commission, which shares the same investment objective as Franklin India Growth Fund. The accounting policies of the Portfolio, including the Portfolio’s security valuation policies, will directly affect the recorded value of Franklin India Growth Fund’s investment in the Portfolio. The Statement of Investments of the Portfolio is included elsewhere in this report, and should be read in conjunction with Franklin India Growth Fund’s Statement of Investments. At January 31, 2016, Franklin India Growth Fund owned 100% of the outstanding shares of the Portfolio.

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Funds' administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Franklin India Growth Fund’s investment in the Portfolio shares is valued at the Portfolio’s NAV per share. Valuation of securities by the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Statement of Investments, which are included elsewhere in this report.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. INCOME TAXES

At January 31, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

			Templeton
		Franklin World	Foreign Smaller
	Franklin India	Perspectives	Companies
	Growth Fund*	Fund	Fund

Cost of investments	$92,713,033	$20,159,653	$110,408,643

Unrealized appreciation	$18,591,300	$4,279,297	$17,682,163
Unrealized depreciation	(8,576,098)	(1,914,408)	(23,764,926)
Net unrealized appreciation (depreciation)	$10,015,202	$2,364,889	$(6,082,763)

*Includes the holdings of the Portfolio.

4. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

Franklin India Growth Fund invests in Indian equity securities through the Portfolio that may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations (including currency blockage), differing legal standards and changing local and regional economic, political and social conditions, which may result in greater market volatility.

5. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

Certain or all Funds invest in an affiliated management investment company for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment company, in an amount not to exceed the management and administrative fees paid directly or indirectly by the affiliate. Prior to November 1, 2013, the waiver was accounted for as a reduction to management fees.

	Number of Shares			Number of Shares	Value at				Shares Outstanding
	Held at Beginning	Gross	Gross	Held at End of	End of	Investment		Realized	Held at End of
	of Period	Additions	Reductions	Period	Period		Income	Gain (Loss)	Period
Franklin World Perspectives Fund
Non-Controlled Affiliates
Franklin India Growth Fund, Class R6	46,062		(46,062)	-	$	- [a] $	-	$33,266	0.00%

[a]As of January 31, 2016, no longer held by the fund.

6. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of January 31, 2016, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin India Growth Fund
Assets:
Investments in Securities:
Equity Investments[a]	$2,532,400	$-	$-	$2,532,400
Management Investment Companies	102,190,389	-	-	102,190,389
Total Investments in Securities	$104,722,789	$-	$-	$104,722,789

Franklin World Perspectives Fund
Assets:
Investments in Securities:
Equity Investments[a]	$22,491,379	$-	$-	$22,491,379
Participatory Notes	-	33,163	-	33,163
Total Investments in Securities	$22,491,379	$33,163	$-	$22,524,542

Templeton Foreign Smaller Companies Fund
Assets:
Investments in Securities:
Equity Investments:
Indonesia	$-	$-	$890,709	$890,709
South Korea	6,132,014	1,547,305	-	7,679,319
All other Equity Investments[a,b]	92,255,852	-	-	92,255,852
Short Term Investments	-	3,500,000	-	3,500,000
Total Investments in Securities	$98,387,866	$5,047,305	$890,709	$104,325,880

aFor detailed categories, see the accompanying Statements of Investments.
bIncludes common and preferred stocks.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

7. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure, except for the following:

Franklin World Perspectives Fund liquidated on February 24, 2016.

Templeton Foreign Smaller Companies Fund reorganized into Templeton Global Investment Trust on March 21, 2016.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

FT (Mauritius) Offshore Investments Limited

Statement of Investments, January 31, 2016 (unaudited)
(Expressed in U.S. Dollars)
	Shares	Value
Common Stocks 97.9%
India 97.9%
Auto Components 1.8%
Bharat Forge Ltd.	108,000	$1,326,259
Bosch Ltd.	2,100	541,289
		1,867,548
Automobiles 7.8%
Mahindra & Mahindra Ltd.	141,790	2,576,141
[a] Tata Motors Ltd.	398,972	1,980,233
[a] Tata Motors Ltd., A	620,693	2,427,350
TVS Motor Co. Ltd.	235,000	1,011,802
		7,995,526
Banks 25.1%
Axis Bank Ltd.	576,336	3,467,643
HDFC Bank Ltd.	413,400	6,393,970
ICICI Bank Ltd.	522,000	1,769,923
IndusInd Bank Ltd.	278,863	3,815,803
Kotak Mahindra Bank Ltd.	418,000	4,209,701
State Bank of India	1,028,520	2,725,943
Yes Bank Ltd.	292,213	3,214,969
		25,597,952
Capital Markets 1.0%
Motilal Oswal Financial Services Ltd.	235,574	1,002,993
Chemicals 2.1%
Asian Paints Ltd.	118,012	1,512,406
Coromandel International Ltd.	178,000	443,573
Rallis India Ltd.	88,000	214,173
		2,170,152
Construction & Engineering 3.8%
Larsen & Toubro Ltd.	114,000	1,850,212
Voltas Ltd.	489,500	2,066,455
		3,916,667
Construction Materials 4.2%
Ramco Cements Ltd.	139,000	796,594
Shree Cements Ltd.	8,400	1,305,553
Ultra Tech Cement Ltd.	53,000	2,217,596
		4,319,743
Consumer Finance 1.6%
Mahindra & Mahindra Financial Services Ltd.	518,000	1,586,181
Diversified Financial Services 2.1%
Credit Analysis and Research Ltd.	123,000	2,192,801
Electrical Equipment 2.7%
Amara Raja Batteries Ltd.	136,430	1,684,831
Havell's India Ltd.	243,800	1,065,673
		2,750,504
Food Products 1.4%
Kaveri Seed Co. Ltd.	48,100	229,064
Nestle India Ltd.	15,000	1,212,769
		1,441,833
Hotels, Restaurants & Leisure 0.7%
[a] Indian Hotels Co. Ltd.	441,853	728,744
Household Products 2.8%
Hindustan Unilever Ltd.	234,619	2,823,612
Industrial Conglomerates 0.6%
Aditya Birla Nuvo Ltd.	51,263	659,576

Quarterly Statement of Investments | See Notes to Statement of Investments.

FT (Mauritius) Offshore Investments Limited

Statement of Investments, January 31, 2016 (unaudited) (continued)
(Expressed in U.S. Dollars)
IT Services 12.6%
HCL Technologies Ltd.	383,000		4,884,995
Infosys Ltd.	346,200		5,941,397
Tata Consultancy Services Ltd.	58,524		2,061,774
			12,888,166
Machinery 3.0%
Cummins India Ltd.	181,000		2,462,835
SKF India Ltd.	35,000		601,641
			3,064,476
Media 1.1%
Jagran Prakashan Ltd.	490,933		1,170,960
Oil, Gas & Consumable Fuels 4.4%
Bharat Petroleum Corp. Ltd.	222,048		2,921,758
Coal India Ltd.	335,000		1,579,064
			4,500,822
Pharmaceuticals 13.2%
Cadila Healthcare Ltd.	353,241		1,583,081
Dr. Reddy's Laboratories Ltd.	68,000		3,110,995
IPCA Laboratories Ltd.	111,800		1,101,814
Pfizer Ltd.	18,705		616,242
Sun Pharmaceutical Industries Ltd.	434,150		5,583,443
Torrent Pharmaceuticals Ltd.	71,900		1,481,743
			13,477,318
Textiles, Apparel & Luxury Goods 2.8%
[a] Aditya Birla Fashion and Retail Ltd.	266,567		873,009
Titan Co. Ltd.	364,778		1,954,541
			2,827,550
Wireless Telecommunication Services 3.1%
Bharti Airtel Ltd.	731,000		3,122,040

Total Common Stocks (Cost $89,630,042)			100,105,164
	Principal Amount*
Convertible Bonds (Cost $50,870) 0.1%
India 0.1%
Hotels, Restaurants & Leisure 0.1%
Indian Hotels Co. Ltd., cvt., zero cpn., 3/01/16	56,216	INR	90,671
Total Investments (Cost $89,680,912) 98.0%			100,195,835
Other Assets, less Liabilities 2.0%			1,994,554
Net Assets 100.0%			$102,190,389

* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.

ABBREVIATIONS
Currency
INR	- Indian Rupee

FT (Mauritius) Offshore Investments Limited

Notes to Statement of Investments (unaudited)

(Expressed in U.S. Dollars)

1. ORGANIZATION

FT (Mauritius) Offshore Investments Limited (Portfolio) is registered with and regulated by the Mauritius Financial Services Commission and has elected to be treated as a disregarded entity for United States federal income tax purposes.

At January 31, 2016, Franklin India Growth Fund (Fund) owned 100% of the Portfolio.

2. FINANCIAL INSTRUMENT VALUATION

The Portfolio's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Portfolio calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Portfolio's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Portfolio to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Portfolio's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

The Portfolio follows the Fund's procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Portfolio. As a result, differences may arise between the value of the Portfolio's securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Portfolio. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Portfolio's securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Portfolio for financial reporting purposes.

3. CONCENTRATION OF RISK

Investing in Indian equity securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations (including currency blockage), differing legal standards and changing local and regional economic, political and social conditions, which may result in greater market volatility.

4. FAIR VALUE MEASUREMENTS

The Portfolio follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Portfolio's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Portfolio’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Portfolio has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At January 31, 2016, all of the Portfolio’s investments in financial instruments carried at fair value were valued using Level 1 inputs.

5. SUBSEQUENT EVENTS

The Portfolio has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Portfolio's significant accounting policies, please refer to the Portfolio's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON INTERNATIONAL TRUST

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

      Finance and Administration

Date  March 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

      Finance and Administration

Date  March 28, 2016

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and

      Chief Accounting Officer

Date  March 28, 2016